Note Payable (Tables)	12 Months Ended
Dec. 31, 2022
Note Payable [Abstract]
Schedule of Future Principal Payments Owed	As of December 31, 2022, note payable, net of unamortized discount of $35,400, was $2,214,600. The following is a summary of future principal payments owed as of December 31, 2022:
Year Ending December 31,
2023	$1,000,000
2024	1,000,000
2025	250,000
$2,250,000